PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES (Details Textual) $ in Thousands			1 Months Ended		12 Months Ended				84 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)	Nov. 30, 2021 BRL (R$)	Dec. 31, 2000	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CLP ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 MXN ($)	Dec. 31, 2006	Dec. 31, 2023 CLP ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2023 BRL (R$)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 BRL (R$)	Mar. 27, 2023	Mar. 09, 2023 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Compensation for damages sought value			R$ 84,000,000		$ 17,315
Borrowings	$ 1,499,051				1,499,051												$ 940,677
Unused provision reversed, other provisions					33,952
Litigations [member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Unused provision reversed, other provisions					32,276
Litigations [member] | Favorable ruling [member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Unused provision reversed, other provisions					8,853		R$ 42,945,528
Brazil
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Civil lawsuits payable	25,098				25,098												$ 24,533	$ 8,543
Arauco do Brasil S.A. [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Estimated lawsuit payable	3,218				3,218							R$ 15,612,831
Borrowings	$ 5,474				$ 5,474											R$ 26,554,677
Arauco do Brasil S.A. [Member] | Tranche One [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Percentage of debt	35.00%				35.00%					35.00%	35.00%	35.00%			65.00%
Percentage of deductibility of interest and isolated fine					50.00%	50.00%	50.00%	50.00%
Estimated lawsuit payable	$ 7,113				$ 7,113							R$ 34,500,000
Percentage of payment through cash	30.00%	30.00%
Cash	$ 758				$ 758							R$ 3,700,000
Percentage of payment through compensation with tax losses	70.00%	70.00%
Compensation through tax losses	$ 1,768	R$ 8,600,000
Arauco do Brasil S.A. [Member] | Tranche Two [Member] | Judicial venue [member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Estimated lawsuit payable													$ 8,692	R$ 42,167,507
Forestal Arauco SA [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Area of land Under Possession					1,855.9 hectares	1,855.9 hectares	1,855.9 hectares	1,855.9 hectares
Total Area of Land					2,700 hectares	2,700 hectares	2,700 hectares	2,700 hectares
Arauco Argentina S.A. [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Area of land afforested				4,777 hectares					23,012 hectares
Capacity of plant					250,000 m3	250,000 m3	250,000 m3	250,000 m3
Additional area of land afforested					8,089 hectares	8,089 hectares	8,089 hectares	8,089 hectares
Fund for export duties payable	23,821				$ 23,821
Restitution claim receivable	6,555				6,555
Required collateral value	540				540						$ 435,952,315
Ingenieria y Construccion Sigdo Koppers S.A. [member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Loss contingency claim amount	281,205				281,205					$ 246,650,876,566
Loss contingency possible reduction in claimed amount	$ 69,155				69,155					$ 60,657,576,943
Loss contingency payment amount					42,529	$ 37,302,818,060
Litigation settlement amount					69,155	60,657,576,943,000
Celulosa Arauco y Constitución S.A.; Forestal Arauco S.A.; Maderas Arauco S.A. and Servicios Logísticos Arauco S.A. [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Compensation for damages sought value					656	575,000,000
Compensation sought for actual damages value					12,757	11,189,270,050
Compensation sought for loss of profit value						11,189,270,050
Compensation sought for moral damages value					5,700	$ 5,000,000,000
Arauco Industria de Mxico, S.A. de C.V. [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Tax credits utilized for interest deductions					5,035			$ 85,172,274
Tax credits utilized for tax loss					16,315			275,986,671
Payment of logistics services					181			3,058,221
Tax credit utilized tax amount					25,270			427,484,272
Arauco Industria de Mxico, S.A. de C.V. [Member] | Tranche One [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Contribution to the individual account					20,239			342,372,000
Arauco Industria de Mxico, S.A. de C.V. [Member] | Tranche Two [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Contribution to the individual account					3,916			66,250,020
Arauco Industria de Mxico, S.A. de C.V. [Member] | Tranche Three [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Contribution to the individual account					2,742			46,389,980
Arauco Industria de Mxico, S.A. de C.V. [Member] | Tranche Four [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Contribution to the individual account					$ 677			$ 11,457,000